Cash Distributions and Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (6,523)	$ (29,533)	$ (16,046)	$ (24,055)
Loss attributable to:
Loss per unit (basic and diluted):	$ (0.59)	$ (2.64)	$ (1.44)	$ (2.21)
Common unitholders
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding (basic and diluted)	10,774,452	10,991,092	10,898,658	10,645,044
Loss attributable to:
Common unit holders	$ (6,394)	$ (28,942)	$ (15,729)	$ (23,574)
Loss per unit (basic and diluted):	$ (0.59)	$ (2.64)	$ (1.44)	$ (2.21)
Earnings per unit - distributed (basic and diluted):	0.3	0.6	0.6	0.63
Loss per unit - undistributed (basic and diluted):	$ (0.89)	$ (2.94)	$ (2.04)	$ (2.84)